Investment Properties (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about investment property [abstract]
Summary of investment properties

RMB’000
Cost:
As at 1 January 2021	627,488
Transferred from property plant and equipment (note 16)	90
Transferred to property plant and equipment (note 16)	(1,164)

At 31 December 2021 and 1 January 2022	626,414

Transferred to property plant and equipment (note 16)	(47)

At 31 December 2022	626,367

Accumulated depreciation:
At 1 January 2021	(259,902)
Charge for the year	(15,325)
Transferred from property plant and equipment (note 16)	(87)
Transferred to property plant and equipment (note 16)	1,088

At 31 December 2021 and 1 January 2022	(274,226)

Charge for the year	(15,323)
Transferred from property plant and equipment (note 16)	—
Transferred to property plant and equipment (note 16)	45

At 31 December 2022	(289,504)

Net book value:
At 31 December 2022	336,863

At 31 December 2021	352,188

Disclosure of maturity analysis of operating lease payments
Undiscounted lease payments under
non-cancellable
operating leases in place at the reporting date will be receivable by the Group in future periods as follows :

	2021	2022
	RMB’000	RMB’000
Within 1 year	49,420	52,138
Between 1 and 2 years	39,137	6,638
Above 2 years	—	6,522

	88,557	65,298